Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Global Class) (USD $)	Total	Global 1 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 2 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 3 Class	Global 3 Class General Partner	Global 3 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2009				$ 3,213,581			$ 6,993,517			$ 37,894,437
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			999,554			676,076			469,821
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				3,358.60			7,333.83			40,328.60
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			1,044.66			708.97			500.00
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2009		$ 956.82			$ 953.60			$ 939.64
Increase (Decrease) in Partners' Capital
Contributions	132,783,295			6,873,217		435,000	11,189,495			108,514,458
Contributions (in units)				7,451.07		472.09	12,167.82			120,956.30
Redemptions	(102,663,358)			(626,330)			(808,314)			(4,556,328)
Redemptions (in units)				(676.29)			(870.25)			(5,014.17)
Net income (loss)	30,522,335		28,784	514,580		44,022	847,074		3,188	5,982,323
Partners' capital, (net asset value) at Dec. 31, 2010				9,975,048			18,221,772			147,834,890
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010			1,028,338			1,155,098			473,009
Partners' capital, (net asset value) (in units) at Dec. 31, 2010				10,133.38			18,631.40			156,270.73
Partners' capital, (net asset value) (in units) at Dec. 31, 2010			1,044.66			1,181.06			500.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2010		$ 984.38	$ 984.38	$ 984.38	$ 978.01	$ 978.01	$ 978.01	$ 946.02	$ 946.02	$ 946.02
Increase (Decrease) in Partners' Capital
Contributions	170,487,033		300,000	6,017,541		749,000	14,686,484			136,304,429
Contributions (in units)			328.23	6,323.04		793.64	15,726.10			150,909.69
Redemptions	(138,060,068)			(2,235,243)			(3,443,558)			(25,211,147)
Redemptions (in units)				(2,439.31)			(3,770.96)			(29,316.17)
Net income (loss)	(125,497,544)		(127,962)	(1,501,634)		(193,575)	(2,970,021)		(61,711)	(30,357,744)
Partners' capital, (net asset value) at Dec. 31, 2011		12,255,712		12,255,712	26,494,677		26,494,677	228,570,428		228,570,428
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		1,200,376	1,200,376		1,710,523	1,710,523		411,298	411,298
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		14,017.11		14,017.11	30,586.54		30,586.54	277,864.25		277,864.25
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		1,372.89	1,372.89		1,974.70	1,974.70		500.00	500.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2011		$ 874.34	$ 874.34	$ 874.34	$ 866.22	$ 866.22	$ 866.22	$ 822.60	$ 822.60	$ 822.60
Increase (Decrease) in Partners' Capital
Contributions	45,591,226			3,520,351			4,373,822			36,332,945
Contributions (in units)				3,970.66			4,988.20			44,315.45
Redemptions	(165,751,164)			(4,882,572)			(6,623,424)		(406,616)	(33,991,463)
Redemptions (in units)				(5,538.17)			(7,644.09)		(500.00)	(41,657.58)
Net income (loss)	(41,942,203)		(39,564)	(367,077)		(60,688)	(909,373)		(4,682)	(12,133,630)
Partners' capital, (net asset value) at Dec. 31, 2012		10,526,414		10,526,414	23,335,702		23,335,702	218,778,280		218,778,280
Partners' capital, (net asset value) at Dec. 31, 2012	636,740,050
Partners' capital, (net asset value) at Dec. 31, 2012		$ 1,160,812	$ 1,160,812		$ 1,649,835	$ 1,649,835
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		12,449.60		12,449.60	27,930.65		27,930.65	280,522.12		280,522.12
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		1,372.89	1,372.89		1,974.70	1,974.70		0.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2012		$ 845.52	$ 845.52	$ 845.52	$ 835.49	$ 835.49	$ 835.49	$ 779.90	$ 779.90	$ 779.90